Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The information below describes the relationship between compensation actually paid to our CEO and other NEOs, and certain measures of financial performance, for the three years ended December 31, 2022, in accordance with Item 402(v) of Regulation S-K. Compensation actually paid, as determined under SEC requirements, does not necessarily reflect the actual amount of compensation earned by or paid to our NEOs during a covered year. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the Compensation Discussion and Analysis.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually paid to Non-CEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income(5) (in thousands)	Operating Return on Tangible Common Equity(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2022	$3,326,195	$3,391,347	$1,202,480	$1,162,202	$103.35	$116.10	$234,510	16.84%
2021	$3,193,289	$2,832,031	$1,228,964	$1,101,469	$106.14	$124.74	$263,917	18.47%
2020	$2,894,770	$2,504,942	$1,057,012	$951,036	$91.10	$91.29	$158,228	12.49%

(1)
For each year in the above table, John C. Asbury was our CEO. During 2022, our other NEOs consisted of Robert M. Gorman, Maria P. Tedesco, David V. Ring, Shawn E. O’Brien and M. Dean Brown. For 2021 and 2020, our other NEOs were Mr. Gorman, Ms. Tedesco, Mr. Ring, and Mr. Brown.

(2)
This column represents the “compensation actually paid” to our CEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows:

Adjustments to Determine Compensation “Actually Paid” to our CEO	2022	2021	2020
(Subtracts) amounts reported in the “Stock Awards” column in the SCT	$(1,381,053)	$(1,173,345)	$(1,069,929)
Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year	$1,175,501	$920,710	$1,094,820
Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$125,942	$(220,858)	$(370,653)
Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$114,604	$112,235	$(44,066)
Adds the incremental fair value of awards modified during the year	$30,158	—	—
Total Adjustments	$65,152	$(361,258)	$(389,828)

(3)
This column represents the average “compensation actually paid” to our non-CEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-CEO NEOs) and adjusting that amount as follows:

Adjustments to Determine Compensation “Actually Paid” for non-CEO NEOs	2022	2021	2020
(Subtracts) amounts reported in the “Stock Awards” column in the SCT	$(414,416)	$(455,030)	$(346,244)
Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year	$305,739	$374,869	$354,300
Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$34,011	$(74,162)	$(98,219)
Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$25,338	$26,828	$(15,813)
Adds the incremental fair value of awards modified during the year	$9,050	—	—
Total Adjustments	$(40,278)	$(127,495)	$(105,976)

(4)
These two columns show the total shareholder return, or TSR, assuming $100 was invested on December 31, 2019 in both the Company’s common stock and our selected peer group, the KBW NASDAQ Regional Banking Index, and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends. The selected peer group and associated TSR is the line-of-business index we used for purposes of Item 201(e) of Regulation S-K.

(5)
This column provides our net income for each year presented.

(6)
This column represents the financial performance measure that we believe is the most important measure (that is not otherwise disclosed in the table) that we use to align compensation actually paid to our NEOs in 2022 with our performance. Operating return on tangible common equity, or operating ROTCE, is a non-GAAP financial measure used in our MIP. For a description of how operating ROTCE is calculated, see “Compensation Discussion and Analysis—Short-Term Incentive Compensation—Incentive Award Payouts.”

Company Selected Measure Name	Operating Return on Tangible Common Equity
Named Executive Officers, Footnote [Text Block]
(1)
For each year in the above table, John C. Asbury was our CEO. During 2022, our other NEOs consisted of Robert M. Gorman, Maria P. Tedesco, David V. Ring, Shawn E. O’Brien and M. Dean Brown. For 2021 and 2020, our other NEOs were Mr. Gorman, Ms. Tedesco, Mr. Ring, and Mr. Brown.

Peer Group Issuers, Footnote [Text Block]
(4)
These two columns show the total shareholder return, or TSR, assuming $100 was invested on December 31, 2019 in both the Company’s common stock and our selected peer group, the KBW NASDAQ Regional Banking Index, and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends. The selected peer group and associated TSR is the line-of-business index we used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 3,326,195	$ 3,193,289	$ 2,894,770
PEO Actually Paid Compensation Amount	$ 3,391,347	2,832,031	2,504,942
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
This column represents the “compensation actually paid” to our CEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows:

Adjustments to Determine Compensation “Actually Paid” to our CEO	2022	2021	2020
(Subtracts) amounts reported in the “Stock Awards” column in the SCT	$(1,381,053)	$(1,173,345)	$(1,069,929)
Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year	$1,175,501	$920,710	$1,094,820
Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$125,942	$(220,858)	$(370,653)
Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$114,604	$112,235	$(44,066)
Adds the incremental fair value of awards modified during the year	$30,158	—	—
Total Adjustments	$65,152	$(361,258)	$(389,828)

Non-PEO NEO Average Total Compensation Amount	$ 1,202,480	1,228,964	1,057,012
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,162,202	1,101,469	951,036
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
This column represents the average “compensation actually paid” to our non-CEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-CEO NEOs) and adjusting that amount as follows:

Adjustments to Determine Compensation “Actually Paid” for non-CEO NEOs	2022	2021	2020
(Subtracts) amounts reported in the “Stock Awards” column in the SCT	$(414,416)	$(455,030)	$(346,244)
Adds the fair value as of the end of the covered fiscal year of all equity awards granted during such year that are outstanding and unvested as of the end of such year	$305,739	$374,869	$354,300
Adds the change in fair value (whether positive or negative) as of the end of the covered fiscal year of any equity awards granted in prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$34,011	$(74,162)	$(98,219)
Adds the change in fair value (whether positive or negative) as of the vesting date of any awards granted in the prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	$25,338	$26,828	$(15,813)
Adds the incremental fair value of awards modified during the year	$9,050	—	—
Total Adjustments	$(40,278)	$(127,495)	$(105,976)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Our TSR
The graph below shows the relationship between the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO NEOs and our TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Our Net Income
The graph below shows the relationship between the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO NEOs and our net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and the Our Operating ROTCE
The graph below shows the relationship between the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO NEOs and our Operating ROTCE.

Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between Our TSR and the Peer Group TSR The graph below shows the relationship between our TSR and our Peer Group TSR, which is the KBW NASDAQ Regional Banking Index.
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
We consider the following to be the most important financial performance measures used to link compensation actually paid to our NEOs, for 2022, to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the Compensation Discussion and Analysis above.
Performance Measures
Operating ROTCE
Net Operating Income
Operating Efficiency Ratio
Operating ROA
Total Shareholder Return Relative to the KBW NASDAQ Regional Banking Index

Total Shareholder Return Amount	$ 103.35	106.14	91.1
Peer Group Total Shareholder Return Amount	116.1	124.74	91.29
Net Income (Loss)	$ 234,510,000	$ 263,917,000	$ 158,228,000
Company Selected Measure Amount	16.84	18.47	12.49
PEO Name	John C. Asbury	John C. Asbury	John C. Asbury
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating ROTCE
Non-GAAP Measure Description [Text Block]
(6)
This column represents the financial performance measure that we believe is the most important measure (that is not otherwise disclosed in the table) that we use to align compensation actually paid to our NEOs in 2022 with our performance. Operating return on tangible common equity, or operating ROTCE, is a non-GAAP financial measure used in our MIP. For a description of how operating ROTCE is calculated, see “Compensation Discussion and Analysis—Short-Term Incentive Compensation—Incentive Award Payouts.”

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating ROA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return Relative to the KBW NASDAQ Regional Banking Index
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 65,152	$ (361,258)	$ (389,828)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,381,053)	(1,173,345)	(1,069,929)
PEO [Member] | Fair Value As Of The End Of The Covered Fiscal Year Of All Equity Awards Granted During Such Year That Are Outstanding And Unvested As Of The End Of Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,175,501	920,710	1,094,820
PEO [Member] | Change In Fair Value (Whether Positive Or Negative) As Of The End Of The Covered Fiscal Year Of Any Equity Awards Granted In Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	125,942	(220,858)	(370,653)
PEO [Member] | Change In Fair Value (Whether Positive Or Negative) As Of The Vesting Date Of Any Awards Granted In The Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	114,604	112,235	(44,066)
PEO [Member] | Incremental Fair Value Of Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,158	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,278)	(127,495)	(105,976)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(414,416)	(455,030)	(346,244)
Non-PEO NEO [Member] | Fair Value As Of The End Of The Covered Fiscal Year Of All Equity Awards Granted During Such Year That Are Outstanding And Unvested As Of The End Of Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	305,739	374,869	354,300
Non-PEO NEO [Member] | Change In Fair Value (Whether Positive Or Negative) As Of The End Of The Covered Fiscal Year Of Any Equity Awards Granted In Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,011	(74,162)	(98,219)
Non-PEO NEO [Member] | Change In Fair Value (Whether Positive Or Negative) As Of The Vesting Date Of Any Awards Granted In The Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,338	26,828	(15,813)
Non-PEO NEO [Member] | Incremental Fair Value Of Awards Modified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,050	$ 0	$ 0